INTANGIBLE ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Intangible Assets Details
Patents and trademarks	$ 1,706,849	$ 1,706,849
Accumulated amortization	(488,235)	(305,392)
Total intangible assets	$ 1,218,614	$ 1,401,457